Trade and other receivables (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current Trade Receivables Gross	$ 379,217,617	$ 320,491,022
Current trade receivables	373,527,876	314,670,816
Other current receivables	71,735,660	58,324,913
Total current	445,263,536	372,995,729
Others accounts receivables	3,941,760	3,801,244
Total non-current	3,941,760	3,801,244
Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross	(5,689,741)	(5,820,206)
Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	219,233,148	187,798,087
International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	95,454,996	73,047,039
Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	64,529,473	59,645,896
Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	71,735,660	58,324,913
Others accounts receivables	3,941,760	3,801,244
Current balance
Statement [Line Items]
Current Trade Receivables Gross	360,520,195	304,611,274
Current trade receivables	357,677,443	301,464,698
Other current receivables	71,433,620	58,033,614
Total current	429,111,063	359,498,312
Others accounts receivables	3,941,760	3,801,244
Total non-current	3,941,760	3,801,244
Current balance | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross	(2,842,752)	(3,146,576)
Current balance | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	213,862,500	182,192,821
Current balance | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	88,876,236	67,503,572
Current balance | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	57,781,459	54,914,881
Current balance | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	71,433,620	58,033,614
0 a 3 months [Member]
Statement [Line Items]
Current Trade Receivables Gross	14,862,793	12,350,987
Current trade receivables	14,151,036	11,949,555
Other current receivables	81,332	114,849
Total current	14,232,368	12,064,404
Total non-current	0	0
0 a 3 months [Member] | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross	(711,757)	(401,432)
0 a 3 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	2,805,528	3,474,949
0 a 3 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	5,677,849	4,478,531
0 a 3 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	6,379,416	4,397,507
0 a 3 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	81,332	114,849
Others accounts receivables	0	0
3 a 6 months [Member]
Statement [Line Items]
Current Trade Receivables Gross	1,413,601	692,282
Current trade receivables	911,801	319,434
Other current receivables	206,788	176,450
Total current	1,118,589	495,884
Total non-current	0	0
3 a 6 months [Member] | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross	(501,800)	(372,848)
3 a 6 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	870,442	291,779
3 a 6 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	317,765	123,302
3 a 6 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	225,394	277,201
3 a 6 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	206,788	176,450
Others accounts receivables	0	0
6 a 12 months [Member]
Statement [Line Items]
Current Trade Receivables Gross	1,356,302	504,557
Current trade receivables	618,795	151,501
Other current receivables	0	0
Total current	618,795	151,501
Total non-current	0	0
6 a 12 months [Member] | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross	(737,507)	(353,056)
6 a 12 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	1,162,551	379,429
6 a 12 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	98,762	123,089
6 a 12 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	94,989	2,039
6 a 12 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	0	0
Others accounts receivables	0	0
More than 12 months [Member]
Statement [Line Items]
Current Trade Receivables Gross	1,064,726	2,331,922
Current trade receivables	168,801	785,628
Other current receivables	13,920	0
Total current	182,721	785,628
Total non-current	0	0
More than 12 months [Member] | Financial assets impaired [member]
Statement [Line Items]
Current Trade Receivables Gross	(895,925)	(1,546,294)
More than 12 months [Member] | Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	532,127	1,459,109
More than 12 months [Member] | International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	484,384	818,545
More than 12 months [Member] | Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	48,215	54,268
More than 12 months [Member] | Other Accounts Receivables [Member]
Statement [Line Items]
Other current receivables	13,920	0
Others accounts receivables	$ 0	$ 0